OTHER INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other income [Abstract]
Gain on bargain purchase of FCGI	$ 14,181	$ 0
Transaction and integration costs on the acquisition of FCGI	(3,862)	0
Change in estimate on reclamation obligation	(477)	0
Net foreign exchange (loss) gain	(873)	300
Gain on disposal of assets	109	0
Other	110	120
Other income	$ 9,188	$ 420